SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                        EVERGREEN VARIABLE ANNUITY FUNDS
                           (collectively, the "Funds")


         Effective October 1, 2004, the following sections of the Funds' Statement of Additional Information ("SAI") has been revised as follows.

BROKERAGE

         This section is revised to state that when selecting a broker for portfolio trades, the investment advisor may not consider the amount of Fund shares a broker has sold.


MANAGEMENT OF THE TRUST

         The sub-section entitled "Trustee Ownership of Fund Shares" within this section is replaced in its entirety with the following:

        Trustee Ownership of Evergreen Funds Shares

                  Set forth in the table below are the names of the Evergreen funds in which the Trustees are invested through direct ownership of fund shares. The table shows the dollar range of each Trustee's investment in each Fund and the aggregate dollar range of his or her investment in the Evergreen fund complex, as of December 31, 2003. As noted in the footnotes to the table, certain Trustees also invest in the Evergreen funds indirectly through the Trustees' Deferred Compensation Plan. The Deferred Compensation Plan allows each Trustee to defer any or all of his or her compensation for serving as Trustee, and to have such compensation invested into a deferral account. The investment performance of the deferral account is based on the investment performance of the particular Evergreen fund(s) selected by the Trustee. As of June 30, 2004, each of the Trustees, including Ms. Fulton who joined the Board in April 2004, held shares directly in one or more Evergreen funds, and/or invested indirectly in Evergreen funds through the Trustees' Deferred Compensation Plan.

------------------------------- -------------------------------------------- -------------------- --------------------
                                                                                                   Aggregate Dollar
                                                                               Dollar Range of         Range of
           Trustee                                 Fund                      Investment in Fund     Investments in
                                                                              as of 12/31/2003      Evergreen Funds
                                                                                                        Complex
=============================== ============================================ ==================== ====================
=============================== ============================================ ==================== ====================
Charles A. Austin III*          Evergreen Health Care Fund                   $10,001-$50,000      Over $100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Money Market Fund                  $50,001-$100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Omega Fund                         $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Technology Fund                    $1-$10,000
------------------------------- -------------------------------------------- -------------------- --------------------
=============================== ============================================ ==================== ====================
Shirley L. Fulton**             N/A
------------------------------- -------------------------------------------- -------------------- --------------------
=============================== ============================================ ==================== ====================
K. Dun Gifford                  Evergreen Growth and Income Fund             $10,001-$50,000      $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Health Care Fund                   $10,001-$50,000
------------------------------- -------------------------------------------- -------------------- --------------------
=============================== ============================================ ==================== ====================
=============================== ============================================ ==================== ====================
Dr. Leroy Keith, Jr.            Evergreen Limited Duration Fund              $1-$10,000           $1-$10,000
=============================== ============================================ ==================== ====================
------------------------------- -------------------------------------------- -------------------- --------------------

Gerald M. McDonnell*            Evergreen Emerging Markets Growth Fund       $1-$10,000           $10,001-$50,000
------------------------------- -------------------------------------------- -------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Equity Income Fund                 $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Growth and Income Fund             $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Health Care Fund                   $1-$10,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Technology Fund                    $1-$10,000
------------------------------- -------------------------------------------- -------------------- --------------------
=============================== ============================================ ==================== ====================
=============================== ============================================ ==================== ====================
William Walt Pettit*            Evergreen Aggressive Growth Fund             $1-$10,000           $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Emerging Markets Growth Fund       $1-$10,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Global Leaders Fund                $1-$10,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Growth and Income Fund             $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Money Market Fund                  $1-$10,000
------------------------------- ============================================ ==================== --------------------
=============================== ============================================ ==================== ====================
David M. Richardson             Evergreen Equity Index Fund                  $10,001-$50,000      $50,001-$100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Omega Fund                         $10,001-$50,000
=============================== ============================================ ==================== ====================
=============================== ============================================ ==================== ====================
Dr. Russell A. Salton, III***   See below
------------------------------- -------------------------------------------- -------------------- --------------------
=============================== ============================================ ==================== ====================
Michael S. Scofield*            Evergreen Aggressive Growth Fund             $10,001-$50,000      Over $100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Balanced Fund                      $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Core Bond Fund                     $50,001-$100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Equity Income Fund                 $1-$10,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Equity Index Fund                  $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Omega Fund                         $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Short Intermediate Bond Fund       $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Treasury Money Market Fund         Over $100,000
------------------------------- -------------------------------------------- -------------------- --------------------
=============================== ============================================ ==================== ====================
                                Evergreen Connecticut Municipal Bond Fund    $50,001-$100,000
Richard J. Shima*                                                                                 Over $100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Income Advantage Fund              $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen International Equity Fund          $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Managed Income Fund                $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Omega Fund                         $50,001-$100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Tax Strategic Foundation Fund      $50,001-$100,000
=============================== ============================================ ==================== ====================
=============================== ============================================ ==================== ====================
Richard K. Wagoner              Evergreen Emerging Growth Fund               $50,001-$100,000     Over $100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Equity Income Fund                 Over $100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Money Market Fund                  $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Municipal Money Market Fund        $10,001-$50,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Omega Fund                         $50,001-$100,000
------------------------------- -------------------------------------------- --------------------
------------------------------- -------------------------------------------- --------------------
                                Evergreen Special Values Fund                Over $100,000
------------------------------- -------------------------------------------- -------------------- --------------------
=============================== ============================================ ==================== ====================
=============================== ============================================ ==================== ====================

* In addition to the amounts shown in the table, Messrs. Austin, McDonnell, Pettit and Scofield each have over $100,000, and Mr. Shima has over $50,000, invested indirectly in certain of the Evergreen funds through the Trustees' Deferred Compensation Plan.
** Ms. Fulton was elected to the Board of Trustees in April 2004 and therefore did not have any holdings in the Evergreen funds as of December 31, 2003. As of June 30, 2004, Ms. Fulton had $10,001 - $50,000 invested indirectly in certain of the Evergreen funds through the Trustees' Deferred Compensation Plan.
*** Dr. Salton does not own any shares of the Evergreen funds directly; however, he has over $100,000 invested indirectly in certain Evergreen funds through the Trustees' Deferred Compensation Plan.




October 1, 2004                                                XXXXXX (10/04)